23. Share-based payments Parentheticals (Details) - Stock option plan - R$ / shares		1 Months Ended	12 Months Ended
	Apr. 10, 2010	Jul. 27, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)							R$ 12.68	R$ 7.91	R$ 1.24	R$ 3.37	R$ 7.98	R$ 6.54	R$ 5.32	R$ 16.07	R$ 16.81
Number of additional share grant	101,894	900,000
2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)												15.17	16.11	R$ 16.92
2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)											4.56	5.35	R$ 6.04
2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)										5.71	6.58	7.34
2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)									7.85	7.89	8.20
2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)								3.19	3.30	3.61
Smiles Fidelidade
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)							8.93				4.90	4.25
Smiles Fidelidade | 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)									3.73	3.73	4.20	R$ 4.84
Smiles Fidelidade | 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)							5.37	5.15	R$ 4.90	R$ 4.63	R$ 4.35
Fair value periods of vesting | 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)						R$ 1.22	1.21	1.29
Fair value periods of vesting | 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)						7.72	7.88	R$ 8.12
Fair value periods of vesting | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)					R$ 12.11	12.67	R$ 13.26
Fair value periods of vesting | Smiles Fidelidade | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
The fair value of the option at grant date (In Reais)			R$ 9.77	R$ 9.14	R$ 8.63	R$ 8.17